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ANNUAL REPORT


October 31, 2000
Class Q




U.S. EQUITY FUNDS
Pilgrim Growth + Value
Pilgrim Research Enhanced Index
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Pilgrim
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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders ...................................................     1
Portfolio Managers' Reports:
  U.S. Equity Funds ......................................................     2
Index Descriptions .......................................................     6
Shareholder Meeting ......................................................     7
Report of Independent Accountants ........................................     9
Statements of Assets and Liabilities .....................................    10
Statements of Operations .................................................    12
Statements of Changes in Net Assets ......................................    13
Financial Highlights .....................................................    14
Notes to Financial Statements ............................................    16
Portfolios of Investments ................................................    22
Tax Information ..........................................................    27
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Pilgrim
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                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Annual Report for several of Pilgrim Mayflower Trust's (the "Trust") Funds. The Funds included in this report are Research Enhanced Index Fund and Growth + Value Fund which offered Q classes as of October 31, 2000(1).

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar Financial Corp., the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, Pilgrim Securities, Inc., Distributor to the Funds and Pilgrim Group, Inc, Administrator to the Funds. In conjunction with the acquisition, the Adviser, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc. and ING Pilgrim Group, Inc. effective September 8, 2000.

Our fund family now has many funds of varying types which provide core investment choices for the serious investor.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.SM

Sincerely,

ING Pilgrim Group, Inc.
December 28, 2000

(1) The Annual Report for other Pilgrim Fund classes has been issued seperately.

                                        1
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U.S. Equity
Funds
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                                                                       Portfolio
PILGRIM GROWTH + VALUE FUND                                     Manager's Report
--------------------------------------------------------------------------------

Portfolio Management: Louis Navellier, Chief Investment Officer and President, Navellier Fund Management Inc.

Goal:   The Fund seeks to provide long-term capital appreciation by investing in equity securities of fast growing companies utilizing quantitative analysis.

Market Overview: The period between October 31, 1999 and October 31, 2000 can only be characterized as one of the most volatile periods for the stock market in the last 20 years. For the period beginning October 31, 1999 to its peak in mid March, the Russell 2000 grew by over 41% as investor enthusiasm continued unabated. Indeed, the first nine-plus weeks of the first quarter were very positive for small and mid cap stocks, albeit volatile as well. The final two and a half weeks saw a massive rotation into large company value-oriented stocks. The rotation that began at the end of the first quarter continued through the second quarter and third quarters of 2000 with value investing outperforming growth investing and small company stocks outperforming large company stocks. The month of October is traditionally a bad month for investors and this year was no exception. Stocks were dragged down as many of the flagship tech stocks reported disappointing earnings, inflation fears and the uncertainty associated with the election furthered investor anxiety as well.

Performance: For the period from inception (06/05/00) through October 31, 2000, the Fund's Class Q shares, declined 6.85% compared to the Russell 2000 Index which was up 5.01% for the same period.

Portfolio Specifics: During the first half of the year, the Fund remained heavily concentrated in technology stocks. Unfortunately, the technology sector suffered the most damage during the stock market correction that began in mid-March.

Value stocks have prospered in recent months as the bargain hunters have come out, while growth stocks have stumbled. We recently added two new screens to our model: Liquidation Value to Price and Capital Expenditure Growth, which are both value-related screens. The Liquidation Value to Price screen is similar to measuring a stock on its book value, except that it only measures a stock on its assets that can be liquidated. The companies with high liquidation values are perennial acquisition targets. The Capital Expenditure Growth screen measures how much a company re-invests in capital equipment and infrastructure. The higher a company's capital expenditures, the better the company's stock typically performs.

Even though we maintain a growth bias, we will utilize whatever fundamental stock selection criteria outperform the overall stock market on a trailing one and three year basis. Today, we are utilizing five growth criteria and two value criteria in our stock selection model.

Market Outlook: The problem with the stock market was not the third quarter earnings, which represented record results for many companies. The big problem is that Wall Street has literally no idea of where future earnings are headed. Unfortunately, we are now in the midst of a "hard" economic landing. As a result, many companies and analysts have warned Wall Street not to expect too much in the future. The U.S. economy is slowing faster than previously anticipated. There is no doubt that the U.S. economy needs a jump-start to get back on track. Wall Street is now counting on the Federal Reserve Board to rescue the stock market. Currently, there is just too much uncertainty surrounding the U.S. economy, in fact durable goods orders recently plummeted, signaling severe weakness. October was volatile due to tax loss selling by many mutual funds. Unfortunately, we suspect that the large capitalization arena will be volatile through February due to massive redemptions in many popular large capitalization growth funds. After reviewing the third quarter earnings results, we are anticipating a strong recovery in many of our stocks. We remain very bullish on our favorite small-to-mid capitalization stocks. Many stocks are real bargains at this point, in fact we believe the best buying opportunity in the past two years is now at hand. We will continue to buy with confidence the stocks that still have strong revenue and earnings growth. We feel that the more impressive rally will occur in the small to mid cap stocks because the earnings are more robust there. The volatility in the markets should start to settle down after the election is finally decided and we expect the market to rebound nicely once this overwhelming condition of uncertainty is eliminated.

                                        2
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Portfolio
Manager's Report                                     PILGRIM GROWTH + VALUE FUND
--------------------------------------------------------------------------------

                                               6/5/00      10/31/00
                                               ------      --------
Pilgrim Growth + Value Fund Class Q            $10,000       $9,319
Russell 2000 Index                             $10,000      $10,501

                           Average Annual Total Returns for
                          the periods ended October 31, 2000
                          ----------------------------------
                                  Since Inception
                                       06/05/00
                                       --------
Class Q                                 -6.85%
Russell 2000 Index                       5.01% (1)

Based on a $10,000 initial investment, the graph and table above illustrates the total return of Pilgrim Growth + Value Fund against the Russell 2000 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)  Since inception performance for the Index is shown from 06/01/00.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller and mid-sized companies may entail greater price variability than investing in stocks of larger companies.

                 See accompanying index descriptions on page 6.

                                        3
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U.S. Equity
Funds
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                                                                       Portfolio
PILGRIM RESEARCH ENHANCED INDEX FUND                            Managers' Report
--------------------------------------------------------------------------------

Portfolio   Management   Team: Timothy  Devlin,  Vice  President  and  Portfolio
Manager; Bernard Kroll, Managing Director and Portfolio Manager. J.P. Morgan Investment Management Inc.

Goal: The Fund seeks to earn a total return modestly in excess of the S&P 500 Index while maintaining a return volatility similar to the S&P 500 Index.

Market Overview: The large-cap U.S. equity market has been a tale of two cities with a continued theme of technology running through out the past twelve months. The first half of the year was characterized by positive earnings and price momentum as investors focused on short-term earnings, projecting them forward indefinitely, and pricing technology stocks with no margin for disappointments. Since April, the slowdown in the economy has materialized and threats of a recession have been priced into the market resulting in the S&P 500 dropping to levels not witnessed in over a year. Because the investment strategy employed by the Fund focuses on normalized earnings and intermediate-term growth rates, it tends not to perform as well in a market environment such as we experienced during the latter part of the year. The Fund is well diversified and its risk controls are robust, however, during times of extreme internal market divergence, even modest exposures to common risk factors, such as price momentum, can result in out of scale performance results.

Performance: For the period from inception (04/03/00) through October 31, 2000, the Fund's Class Q shares, declined 6.76% compared to the S&P 500 Index which declined 4.01% for the same period.

Portfolio Specifics: On a stock selection basis, Philip Morris, the food and tobacco company, contributed dramatically to the funds performance as it benefited from the announced purchase of Nabisco, the Kraft division IPO and tobacco settlement issues. September and October saw us challenged by the market's flight from technology to less risky sectors as tech bellwether Sun Microsystems, which had reaffirmed strong revenue growth and improved gross profit margins, dropped dramatically. Overweights in pharmaceutical stocks Alza Corp. and Forest Labs added to performance. While underweight positions in Oracle and Network Appliance, two names that topped the list with great returns, consequently detracted from performance.

Market Outlook: We remain confident in our investment process and risk controls, and expect that the historically wide spread between the most and least attractive names in our universe suggests opportunities ahead. Most of the performance of the last few years has been driven by the momentum technology boom. The valuations on these stocks is much higher than that of the rest of the market. We expect the market to broaden. We believe that a slowing of global growth will cause investors to look beyond these over priced stocks to companies that trade at much lower multiples. The beginnings of this trend have materialized and we expect it to continue going forward.

                                        4
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Portfolio
Managers' Report                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      4/3/00      10/31/00
                                                      ------      --------
Pilgrim Research Enhanced Index Fund Class Q          $10,000       $9,371
S&P 500 Index                                         $10,000       $9,599

                        Average Annual Total Returns for
                       the Periods Ended October 31, 2000
                       ----------------------------------
                                 Since Inception
                                    04/03/00
                                    --------
Class Q                              -6.76%
S&P 500 Index                        -4.01%(1)

Based on a $10,000 initial investment, the graph and table above illustrates the total return of Pilgrim Research Enhanced Index Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)  Since inception performance for the Index is shown from 04/01/00.

Principal Risk Factor(s): Exposure to financial and market risks that accompany investments in equities.

                 See accompanying index descriptions on page 6.

                                        5
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Pilgrim
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                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 Index is a widely recognized unmanaged index of 500 common stocks.

The Russell 2000 Index is an unmanaged index that measures the performance of 2000 small companies.

                An investor cannot invest directly in an index.

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the Pilgrim Funds was held in Phoenix, Arizona on August 18, 2000. A brief description of each matter voted upon as well as the results are outlined below:

                                                            Shares
                                            Shares      voted against     Shares
                                           voted for     or withheld    abstained      Total
                                           ---------     -----------    ---------      -----
1.   The election as Trustee of four of the six funds comprising Pilgrim
     Mayflower Trust, of each of the following persons, until his or her successor is elected, and has been qualified:

Al Burton                                 136,240,055     2,091,873           --     138,331,928
Paul S. Doherty                           136,334,240     1.997,688           --     138,331,928
Robert B. Goode, Jr.                      136,309,230     2,022,698           --     138,331,928
Alan L. Gosule                            136,363,867     1,968,061           --     138,331,928
Walter H. May                             136,367,133     1,964,795           --     138,331,928
Jock Patton                               136,355,214     1,976,714           --     138,331,928
David W.C. Putnam                         136,353,547     1,978,381           --     138,331,928
John R. Smith                             136,245,075     2,086,853           --     138,331,928
Robert W. Stallings                       136,376,932     1,954,996           --     138,331,928
John G. Turner                            136,356,131     1,975,797           --     138,331,928
David W. Wallace                          136,261,113     2,070,815           --     138,331,928

2.   To approve new Investment Advisory Agreements between the Funds and Pilgrim
     Investments, Inc. to reflect the acquisition of ReliaStar Financial Corp.
     by ING Groep, NV:

Pilgrim Growth + Value Fund                27,941,306       316,269      601,320      28,858,895
Pilgrim Research Enhanced Index Fund       19,273,892       190,446      435,304      19,899,642

3.   To approve new Sub-Advisory Agreement among Navellier Fund Management, Inc.
     and ING Pilgrim Investments, Inc. to reflect the acquisition of ReliaStar
     Financial Corp. by ING Groep, NV:

Pilgrim Growth + Value Fund                27,950,499       319,020      589,376      28,858,895

4.   To approve new Sub-Advisory Agreement among J.P. Morgan Investment
     Management, Inc. and ING Pilgrim Investments, Inc. to reflect the acquisition of ReliaStar Financial Corp. by ING Groep, NV:

Pilgrim Reseach Enhanced Index Fund        19,382,743       102,733      414,166      19,899,642

5. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants for each Fund for the fiscal year ending October 31, 2000.

Pilgrim Growth + Value Fund                28,385,767       135,762      337,366      28,858,895
Pilgrim Research Enhanced Index Fund       19,513,375        56,841      329,426      19,899,642

                                        7
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                       THIS PAGE INTENTIONALLY LEFT BLANK

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Pilgrim
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                        REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Trustees of Pilgrim Mayflower Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Pilgrim Growth + Value Fund and Pilgrim Research Enhanced Index Fund, two of the six funds comprising Pilgrim Mayflower Trust, (collectively, the "Trust") at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, except for the Pilgrim Research Enhanced Index Fund for which the periods were for the year ended October 31, 2000 and for the period December 30, 1998 (commencement of operations) to October 31, 1999, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLp

Denver, Colorado
December 28, 2000

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U.S. Equity
Funds
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          STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2000
--------------------------------------------------------------------------------


                                                                 Pilgrim      Pilgrim Research
                                                                 Growth +         Enhanced
                                                                Value Fund       Index Fund
                                                              --------------   --------------
ASSETS:
Investments in securities, at market value
 (cost $833,047,299 and $224,415,278, respectively)           $  979,057,962   $  234,686,037
Repurchase agreements                                             52,565,000          562,000
Cash                                                                     133              161
Receivable for investments sold                                    9,548,712        2,192,746
Receivable for shares of beneficial interest sold                  8,486,492        1,945,360
Dividends and interest receivable                                     23,558          217,551
Receivable for futures variation margin                                   --            7,250
Prepaid expenses                                                      77,166            1,302
                                                              --------------   --------------
  Total Assets                                                 1,049,759,023      239,612,407
                                                              --------------   --------------
LIABILITIES:
Payable for investments purchased                                         --        2,213,738
Investment advisory fee payable                                      858,048          137,243
Payable for shares of beneficial interest reacquired               1,111,349        2,020,410
Distribution fees payable                                            715,501          159,320
Administrative service fees payable                                   85,805           19,479
Transfer agent fees payable                                          257,374           78,538
Accrued expenses                                                      17,306          190,644
                                                              --------------   --------------
  Total Liabilities                                                3,045,383        4,819,372
                                                              --------------   --------------
NET ASSETS                                                    $1,046,713,640   $  234,793,035
                                                              ==============   ==============
NET ASSETS CONSIST OF:
 Paid in capital for shares of beneficial interest,
  $0.01 par value outstanding (unlimited shares authorized)   $  814,721,611   $  226,456,696
 Accumulated net realized gain (loss) on investments,
  foreign currency and futures contracts                          85,981,366       (1,859,574)
 Net unrealized appreciation of investments, foreign
  currency and futures contracts                                 146,010,663       10,195,913
                                                              --------------   --------------
 Net Assets                                                   $1,046,713,640   $  234,793,035
                                                              ==============   ==============

                 See Accompanying Notes to Financial Statements

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U.S. Equity
Funds
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          STATEMENTS OF ASSETS AND LIABILITIES as of October 31, 2000
--------------------------------------------------------------------------------

                                                                      Pilgrim
                                                       Pilgrim        Research
                                                       Growth +       Enhanced
                                                      Value Fund     Index Fund
                                                     ------------   ------------
Class A:
 Net assets                                          $257,601,361   $ 23,570,632
 Shares outstanding                                    10,343,128      2,109,934
 Net asset value and redemption value per share
  (net assets/shares outstanding)                    $      24.91   $      11.17
 Maximum offering price per share (net asset value
  plus sales charge of 5.75% of offering price)      $      26.43   $      11.85

Class B
 Net assets                                          $507,282,073   $ 94,027,522
 Shares outstanding                                    20,988,563      8,514,231
 Net asset value and offering price per share(1)
  (net assets/shares outstanding)                    $      24.17   $      11.04

Class C:
 Net assets                                          $280,483,714   $ 88,449,172
 Shares outstanding                                    11,609,122      8,005,582
 Net asset value and offering price per share(1)
  (net assets/shares outstanding)                    $      24.16   $      11.05
Class I:
 Net assets                                                   N/A   $ 28,472,760
 Shares outstanding                                           N/A      2,531,789
 Net asset value, offering price and redemption
  price per share (net assets/shares outstanding)             N/A   $      11.25
Class Q:
 Net assets                                          $  1,346,492   $    272,949
 Shares outstanding                                        54,071         24,444
 Net asset value, offering price and redemption
  price per share (net assets/shares outstanding)    $      24.90   $      11.17

(1) Redemption price per share varies with length of time Class B and C shares are held.

                 See Accompanying Notes to Financial Statements

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U.S. Equity
Funds
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          STATEMENTS OF OPERATIONS for the year ended October 31, 2000
--------------------------------------------------------------------------------

                                                                     Pilgrim      Pilgrim Research
                                                                     Growth +         Enhanced
                                                                    Value Fund       Index Fund
                                                                   -------------    -------------
INVESTMENT INCOME:
Dividends (net of withholding tax of
 $0 and $24,290, respectively)                                     $     221,045    $   3,189,778
Interest                                                               2,463,831          215,827
                                                                   -------------    -------------
  Total investment income                                              2,684,876        3,405,605
                                                                   -------------    -------------
EXPENSES:
Investment advisory fees                                               7,639,602        1,741,851
Distribution fees:
 Class A                                                                 510,815           84,544
 Class B                                                               3,956,212        1,023,994
 Class C                                                               1,978,306          891,570
 Class Q                                                                     591              260
Transfer agent fees and expenses                                         763,960          236,223
Administrative fees                                                      836,071          272,002
Accounting and custodian fees                                            229,188          211,510
Shareholder reporting                                                     82,396           24,884
Registration fees                                                         78,985          104,627
Professional fees                                                         53,616           36,875
Trustee fees                                                              17,980           10,980
Miscellaneous                                                             16,501            7,572
                                                                   -------------    -------------
  Total expenses                                                      16,164,223        4,646,892
                                                                   -------------    -------------
     Net investment loss                                             (13,479,347)      (1,241,287)
                                                                   -------------    -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain (loss) on investments                               96,147,664       (1,264,718)
Net change in unrealized appreciation of investments and futures      50,016,590        4,751,252
                                                                   -------------    -------------
  Net realized and unrealized gain on investments and futures        146,164,254        3,486,534
                                                                   -------------    -------------
     NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS                                                   $ 132,684,907    $   2,245,247
                                                                   =============    =============

                 See Accompanying Notes to Financial Statements

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U.S. Equity
Funds
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                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                          Pilgrim Growth + Value Fund         Pilgrim Research Enhanced Index Fund
                                        -------------------------------       -------------------------------------
                                           Year Ended         Year Ended         Year Ended        For the period
                                          October 31,         Otober 31,         October 31,    December 30, 1998(1)
                                              2000               1999               2000        to October 31, 1999
                                        ---------------    ---------------    ---------------   -------------------
FROM OPERATIONS:
Net investment loss                     $   (13,479,347)   $    (5,045,729)   $    (1,241,287)   $      (160,475)
Net realized gain (loss) on
 investments and futures                     96,147,664         83,963,594         (1,264,718)         2,844,931
Net change in unrealized appreciation
 of investments and futures                  50,016,590         83,444,021          4,751,252          5,444,661
                                        ---------------    ---------------    ---------------    ---------------
Net increase in net assets resulting
 from operations                            132,684,907        162,361,886          2,245,247          8,129,117
                                        ---------------    ---------------    ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investments          (52,769,105)                --         (3,268,200)                --
                                        ---------------    ---------------    ---------------    ---------------
Total distributions                         (52,769,105)                --         (3,268,200)                --
                                        ---------------    ---------------    ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sales of shares          795,463,400        215,319,842         70,474,849        231,460,935
 Net asset value of shares resulting
  from dividend reinvestment                 32,130,552                 --          1,900,825                 --
                                        ---------------    ---------------    ---------------    ---------------
                                            827,593,952        215,319,842         72,375,674        231,460,935
 Cost of shares redeemed                   (253,638,470)      (161,711,440)       (66,766,343)        (9,383,395)
                                        ---------------    ---------------    ---------------    ---------------
Net increase in net assets resulting
 from capital share transactions            573,955,482         53,608,402          5,609,331        222,077,540
                                        ---------------    ---------------    ---------------    ---------------
Net increase in net assets                  653,871,284        215,970,288          4,586,378        230,206,657
NET ASSETS:
Beginning of period                         392,842,356        176,872,068        230,206,657                 --
                                        ---------------    ---------------    ---------------    ---------------
End of period                           $ 1,046,713,640    $   392,842,356    $   234,793,035    $   230,206,657
                                        ===============    ===============    ===============    ===============

(1)  Commencement of operations.

                 See Accompanying Notes to Financial Statements

                                                                       Financial
PILGRIM GROWTH + VALUE FUND                                           Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.
                                                              Class Q
                                                      ------------------------
                                                      Period ended October 31,
                                                              2000(1)
                                                              -------
Operating performance:
 Net asset value, beginning of the period     $                26.73
 Income from investment operations:
 Net investment loss                          $                (0.05)
 Net realized and unrealized loss on
  investments                                 $                (1.78)
 Total from investment operations             $                (1.83)
 Net asset value, end of the period           $                24.90
 Total return(2)                              %                (6.85)
Ratios and supplemental data:
 Net assets, end of the period (000's)        $                1,346
 Ratios to average net assets:
 Expenses(3)                                  %                 1.53
 Net investment loss(3)                       %                (1.19)
 Portfolio turnover                           %                  163


----------
(1)  Class Q commenced operations on June 5, 2000.
(2)  Assumes dividends have been reinvested.
(3)  Annualized.

                 See Accompanying Notes to Financial Statements

Financial
Highlights
                                            PILGRIM RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                              Class Q
                                                      ------------------------
                                                      Period ended October 31,
                                                              2000(1)
                                                              -------
Operating performance:
 Net asset value, beginning of the period     $                11.98
 Income from investment operations:
 Net investment loss                          $                   --
 Net realized and unrealized loss on
  investments                                 $                (0.81)
 Total from investment operations             $                (0.81)
 Net asset value, end of the period           $                11.17
 Total return(2)                              %                (6.76)
Ratios and supplemental data:
 Net assets, end of the period (000's)        $                  273
 Ratios to average net assets:
 Expenses(3)                                  %                 1.32
 Net investment loss(3)                       %                (0.05)
 Portfolio turnover                           %                   57

----------
(1)  Class Q commenced offering of shares on April 3, 2000.
(2)  Assumes dividends have been reinvested.
(3)  Annualized

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------
              NOTES TO FINANCIAL STATEMENTS as of October 31, 2000
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. The Pilgrim Mayflower Trust (the "Trust") comprising Pilgrim Growth + Value Fund, Pilgrim Research Enhanced Index Fund, Pilgrim International Value Fund, Pilgrim Emerging Markets Value Fund, Pilgrim High Total Return Fund and Pilgrim High Total Return Fund II (collectively, the "Funds") was organized under the laws of the Commonwealth of Massachusetts and registered under the Investment Company Act of 1940 as a diversified open-end management investment company. Pilgrim Growth + Value Fund and Pilgrim Research Enhanced Index Fund are included in this report.

Pilgrim Growth + Value Fund is a diversified portfolio with the investment objective of capital appreciation by investing in equity securities. The Fund seeks to achieve its objective through investments in companies the portfolio manager identifies as either growth or value through quantitative analysis.

Pilgrim Research Enhanced Index Fund is a diversified portfolio with the investment objective of capital appreciation. The Fund seeks to achieve its objective by owning a large number of stocks within the S&P 500 with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings and other data characteristics of the S&P 500.

Each Fund offers at least three of the following classes of shares: Class A, Class B, Class C, Class I and Class Q. This report only covers the funds that offer Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Distribution from realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates result from differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On October 29, 1999, ReliaStar Financial Corp., the indirect parent company of Northstar Investment Management Corporation ("Northstar") the investment adviser to the Funds, acquired Pilgrim Capital Corporation and its subsidiaries. In conjunction with the acquisition, Northstar changed its name to Pilgrim Advisors, Inc. On April 30, 2000 Pilgrim Advisors, Inc. merged into Pilgrim Investments, Inc.

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar Financial Corp., the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, Pilgrim Securities, Inc., Distributor to the Funds and Pilgrim Group, Inc, Administrator to the Funds. In conjunction with the acquisition the Adviser, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc. and ING Pilgrim Group, Inc. effective September 8, 2000.

Security Valuation. Equity securities are valued daily at the closing sale prices reported on recognized securities exchanges or lacking any sales, at the last available bid price. Short-term debt instruments with remaining maturities of less than 60 days are valued at amortized cost, unless the Trustees determine that amortized cost does not reflect the fair value of such obligations. Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under direction of the Trustees of the Funds.

Security Transactions, Investment Income, Expenses. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis except when collection is not expected; discounts are accreted, and premiums are amortized to par at maturity; dividend income is recorded on the ex-dividend dates. Income, expenses (except class specific expenses), and realized/unrealized gains/losses, are allocated proportionately to each Fund or class of shares based upon the relative daily net asset value.

Distributions   to  Shareholders.  Dividends  from  net  investment  income  are declared and paid annually by

-------
Pilgrim
Funds
-------
        NOTES TO FINANCIAL STATEMENTS as of October 31, 2000 (Continued)
--------------------------------------------------------------------------------

the Growth + Value Fund and Research Enhanced Index Fund. Distributions of net realized capital gains, if any, are declared annually; however, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

These differences are primarily due to differing treatments of net operating losses and foreign currency transactions. As of October 31, 2000, the following amounts have been reclassified between undistributed net investment income
(loss), accumulated net realized gain (loss) in investments and paid in capital:

                        Undistributed        Accumulated Net
                       Net Investment     Realized Gain (Loss)       Paid in
                        income (Loss)        on Investments          Capital
                        -------------        --------------          -------
Growth + Value Fund      $13,479,347          $(10,032,180)       $(3,447,167)
Researched Enhanced
  Index Fund               1,241,287               (11,112)        (1,230,175)

These reclassifications did not affect net investment income (loss), net realized gain (loss) on investments or net assets for the year ended October 31, 2000.

Foreign Currency. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gain (loss) on foreign currency transactions represents the foreign exchange: (1) gains and losses from the sale of holdings of foreign currencies,
(2) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received. Net change in unrealized appreciation (depreciation) of investments and foreign currency arise from changes in the value of assets and liabilities including investment in securities at fiscal year end, resulting from changes in the exchange rates.

Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the funds' net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Options. The Funds may write (sell) and purchase put and call options. The premium collected or paid by a Fund for the sale or purchase of a call or put option is recorded as an investment and subsequently "marked to market" to reflect the current market value of the option. If an option which a Fund has sold or purchased expires on the stipulated expiration date, the Fund realizes a gain or loss in the amount of the premium received or paid for the option.

For written options, the Fund's obligation may be discharged in three ways: (1) the option expires on the stipulated expiration date; (2) the option holder exercises the right to call (buy) or put (sell) the securitiy; or (3) the Fund enters into a closing transaction. If the option is held until expiration, the Fund recognizes a gain equal to the amount of premium received. If the written call option is exercised by the counterparty, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If the written put option is exercised by the counterparty, the premium reduces the cost basis of the securities purchased by the Fund. If the Fund enters into a closing transaction, a gain or loss is recognized equal to the difference between the premium received by the Fund from the counterparty and the

-------
Pilgrim
Funds
-------
        NOTES TO FINANCIAL STATEMENTS as of October 31, 2000 (Continued)
--------------------------------------------------------------------------------

amount paid by the Fund on effecting a closing purchase transaction, including brokerage commissions. As the writer of options, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option.


Futures Contracts. The Funds may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.


Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Funds' agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by the Funds each day, depending upon the daily fluctuations in the fair value of the underlying instrument. The Funds recognize a gain or loss equal to the daily variation margin. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds' basis in the contract.

Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Repurchase Agreements. The Funds' Custodian takes possession of collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Federal Income Taxes. The Funds intend to comply with the special provisions of the Internal Revenue Code available to investment companies and to distribute all of the taxable net income to their respective shareholders. Therefore, no federal income tax provision or excise tax provision is required.

Management's Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Organization Costs. Costs incurred by the Trust in connection with its organization of each Fund have been deferred and are being amortized over a period of five years from the date the funds commenced operations.

NOTE 2. INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

ING Pilgrim Investments, Inc. (the "Advisor"), serves as each Fund's investment adviser.

ING Pilgrim Group, Inc. (the "Administrator") serves as administator to each Fund. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets, and an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares. For the year ended October 31, 2000, the Administrator earned $1,108,073 in administrative and account servicing fees.

ING Pilgrim Securities, Inc. (the "Distributor") is the distributor of each Fund's shares. Under separate Plans of Distribution pertaining to Class A, Class B, Class C, and Class Q, the Funds pay the Distributor monthly service fees at an annual rate of 0.25% of the average daily net assets in the case of Class A, Class B, Class C, and Class Q shares, and monthly distribution fees at the annual rate

-------
Pilgrim
Funds
-------
        NOTES TO FINANCIAL STATEMENTS as of October 31, 2000 (Continued)
--------------------------------------------------------------------------------

of 0.05% of the average daily net assets of Class A shares and 0.75% of the average daily net assets of Class B and Class C shares for all Funds. Class I shares do not pay distribution or service fees. For the year ended October 31, 2000 the Distributor earned $8,446,292 in service and distribution fees.


The Distributor also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. For the year ended October 31, 2000, the Distributor earned the following amounts in sales charges from Mayflower Trust:

                            Class A      Class B      Class C
                             Shares       Shares       Shares
                             ------       ------       ------
Initial sales charges       $890,373        N/A          N/A
Contingent deferred
  sales charges              104,791        N/A       $150,713

The Growth + Value Fund, pays the Advisor an investment advisory fee calculated at an annual rate of 1.00% of average daily net assets. The Research Enhanced Index Fund pays the Advisor an investment advisory fee calculated at an annual rate of 0.70% of average daily net assets. For the year ended October 31, 2000, the Advisor earned $9,381,453 in investment advisory fees. Navellier Fund Management, Inc. ("Navellier"), a registered investment advisor, serves as subadvisor to the Growth + Value Fund pursuant to a Subadivsory Agreement dated July 31, 1996 and amended and restated on July 1, 1998, between the Advisor and Navellier. For its services, Navellier receives from the Advisor, a fee equal to 0.50% of the average daily net assets of the Fund. For the year ended October 31, 2000, Navellier received $3,541,560 in subadvisory fees from the Advisor. J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), a registered investment advisor, serves as subadvisor to the Research Enhanced Index Fund pursuant to a Subadvisory Agreement dated December 21, 1998, between the Advisor and J.P. Morgan. For its services, J.P. Morgan receives from the Advisor, a fee equal to 0.20% of the average daily net assets of the Fund. For the year ended October 31, 2000, J.P. Morgan received $495,110 in subadvisory fees from the Advisor. The Advisor voluntarily undertook to limit the expenses of the Research Enhanced Index Fund to 1.30% (Class A), 2.00% (Class B and C), and 1.00% (Class I) of each respective class's average net assets from inception through October 31, 1999.

NOTE 3. FUTURES CONTRACTS

On October 31, 2000, the Research Enhanced Index Fund had $65,000 principal amount of U.S. Treasury obligations pledged as collateral to cover margin requirements for open futures contracts.

Open futures contracts at October 31, 2000, were as follows:

               Number
                of                       Commit-      Unrealized
  Contract   Contracts       Month        ment       Depreciation
  --------   ---------       -----        ----       ------------
  S&P 500        1          December       Buy        $ (74,846)

-------
Pilgrim
Funds
-------
        NOTES TO FINANCIAL STATEMENTS as of October 31, 2000 (Continued)
--------------------------------------------------------------------------------

NOTE 4 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the year ended October 31, 2000, were as follows:

                         Growth + Value     Research Enhanced
                              Fund              Index Fund
                         --------------        ------------
Aggregate purchases      $1,626,046,443        $150,423,322
Aggregate sales          $1,167,454,793        $139,880,419

NOTE 5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of each Fund for the year ended October 31, 2000, were as follows:

                                                                     Growth + Value Fund
                  --------------------------------------------------------------------------------------------------------------
                           Class A                       Class B                      Class C                     Class Q
                  ---------------------------   ---------------------------   --------------------------   ---------------------
                     Shares         Amount         Shares         Amount        Shares        Amount
                  -----------   -------------   -----------   -------------   ----------   -------------
Shares sold        11,866,737   $ 303,851,859    11,175,519   $ 278,695,932    8,365,370   $ 211,475,739    54,841   $ 1,439,870
Shares issued as
 reinvestment
 of dividends         380,695       8,366,591       806,730      17,285,755      302,389       6,478,206        --            --
Shares redeemed    (6,015,701)   (151,084,341)   (2,742,651)    (67,678,591)  (1,424,913)    (34,857,895)     (770)      (17,643)
                  -----------   -------------   -----------   -------------   ----------   -------------   -------   -----------
Net increase        6,231,731   $ 161,134,109     9,239,598   $ 228,303,096    7,242,846   $ 183,096,050    54,071   $ 1,422,227
                  ===========   =============   ===========   =============   ==========   =============   =======   ===========


                                      Research Enhanced Index Fund
                       --------------------------------------------------------
                                Class A                          Class B
                       --------------------------    --------------------------
                         Shares          Amount        Shares        Amount
                       ----------    ------------    ----------    ------------
Shares sold               905,210    $ 10,303,882     2,050,650    $ 23,253,462
Shares issued as
 reinvestment
 of dividends              14,197         165,396        52,910         612,733
Shares redeemed        (1,242,238)    (14,134,442)   (2,542,262)    (28,592,017)
                       ----------    ------------    ----------    ------------
Net increase
 (decrease)              (322,831)   $ (3,665,164)     (438,702)   $ (4,725,822)
                       ==========    ============    ==========    ============

                                        Research Enhanced Index Fund
                   ----------------------------------------------------------------------
                            Class C                   Class I              Class Q
                   --------------------------    -----------------   --------------------
                     Shares         Amount       Shares    Amount    Shares       Amount
                   ----------    ------------    ------   --------   -------    ---------
Shares sold         3,232,804    $ 36,538,030        --   $     --    33,521    $ 379,475
Shares issued as
 reinvestment
 of dividends          64,089         751,195    31,779    371,501        --           --
Shares redeemed    (2,138,973)    (23,939,384)       --         --    (9,077)    (100,500)
                   ----------    ------------    ------   --------   -------    ---------
Net increase
 (decrease)         1,157,920    $ 13,349,841    31,779   $371,501    24,444    $ 278,975
                   ==========    ============    ======   ========   =======    =========

Transactions in capital shares of each Fund for the year ended October 31, 1999, were as follows:

                                                  Growth + Value Fund
                  ---------------------------------------------------------------------------------------
                           Class A                        Class B                       Class C
                  ---------------------------    --------------------------    --------------------------
                    Shares         Amount          Shares         Amount         Shares         Amount
                  ----------    -------------    ----------    ------------    ----------    ------------
Shares sold        8,330,313    $ 119,944,285     3,968,213    $ 62,085,069     2,142,358    $ 33,290,488
Shares redeemed   (7,420,035)    (104,892,760)   (2,518,709)    (36,547,165)   (1,416,685)    (20,271,515)
                  ----------    -------------    ----------    ------------    ----------    ------------
Net increase         910,278    $  15,051,525     1,449,504    $ 25,537,904       725,673    $ 13,018,973
                  ==========    =============    ==========    ============    ==========    ============

                                                         Research Enhanced Index Fund
                 -----------------------------------------------------------------------------------------------------------
                          Class A                    Class B                     Class C                    Class I
                 -------------------------   --------------------------   -------------------------   ----------------------
                   Shares        Amount        Shares         Amount        Shares        Amount        Shares      Amount
                 ----------   ------------   ----------   -------------   ----------   ------------   ---------  -----------
Shares sold       2,723,102   $ 29,720,302    9,270,282   $ 100,006,579    7,106,428   $ 76,733,954   2,500,010  $25,000,100
Shares redeemed    (290,337)    (3,146,624)    (317,349)     (3,429,082)    (258,766)    (2,807,689)         --           --
                 ----------   ------------   ----------   -------------   ----------   ------------   ---------  -----------
Net increase      2,432,765   $ 26,573,678    8,952,933   $  96,577,497    6,847,662   $ 73,926,265   2,500,010  $25,000,100
                 ==========   ============   ==========   =============   ==========   ============   =========  ===========

-------
Pilgrim
Funds
-------
        NOTES TO FINANCIAL STATEMENTS as of October 31, 2000 (Continued)
--------------------------------------------------------------------------------

NOTE 6. SECURITY LOANS

Each Fund may lend its securities to brokers, dealers and other financial institutions in amounts up to one third of the value of its total assets. The loans are fully collateralized at all times by cash or liquid high grade securities. As with other extensions of credit, each Fund may bear risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of fees or all or a portion of the income from investments of the collateral. The Funds also continue to earn income on the securities loaned. At October 31, 2000, the Funds did not have any securities on loan.

NOTE 7. LETTER OF CREDIT

The Pilgrim Funds, Pilgrim Equity Trust, Pilgrim Variable Products Trust (formerly Northstar Galaxy Trust) and Pilgrim Mayflower Trust (collectively, the "Funds") have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $50,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. There were no borrowings during the year ended October 31, 2000.

NOTE 8. SUBSEQUENT EVENTS

Subsequent to October 31, 2000, the following funds declared distributions from capital gains of:

                                          Per Share      Payable      Record
                                 Type       Amount        Date         Date
                                 ----       ------        ----         ----
Growth + Value All Classes       LTCG    $ 2.2155      11/20/00     11/15/00

Pilgrim
Growth +
Value Fund
                PORTFOLIO OF INVESTMENTS as of October 31, 2000
--------------------------------------------------------------------------------
  Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS: 93.54%
                 Biotechnology: 4.37%
  314,700   @    CuraGen Corp.                                      $20,337,487
  187,900   @    Protein Design Labs, Inc.                           25,381,180
                                                                    -----------
                                                                     45,718,667
                                                                    -----------
                 Commercial Services: 2.55%
  193,500   @    Aurora Biosciences Corp.                            11,791,406
  236,900   @    Plexus Corp.                                        14,939,506
                                                                    -----------
                                                                     26,730,912
                                                                    -----------
                 Computers: 5.70%
  489,800   @    Mentor Graphics Corp.                               11,479,688
1,063,000   @    Silicon Storage Technology, Inc.                    24,183,250
  468,800   @    Sungard Data Systems, Inc.                          23,967,400
                                                                    -----------
                                                                     59,630,338
                                                                    -----------
                 Electrical Components and

                 Equipment: 4.52%
  181,500        C&D Technologies, Inc.                              10,731,188
  516,600   @    Power-One, Inc.                                     36,646,312
                                                                    -----------
                                                                     47,377,500
                                                                    -----------
                 Electronics: 4.45%
  277,300   @    Nanometrics, Inc.                                    6,377,900
  192,900        PerkinElmer, Inc.                                   23,051,550
   90,800        Technitrol, Inc.                                    10,067,450
  231,900   @    Varian, Inc.                                         7,145,419
                                                                    -----------
                                                                     46,642,319
                                                                    -----------
                 Entertainment: 2.60%
  373,800   @    Macrovision Corp                                    27,240,675
                                                                    -----------
                 Healthcare - Products: 3.59%
  446,800   @    Oakley, Inc.                                         9,382,800
  249,600   @    Techne Corp.                                        28,142,400
                                                                    -----------
                                                                     37,525,200
                                                                    -----------
                 Healthcare-Services: 5.15%
  108,200   @    Laboratory Corp. of America Holdings                14,593,475
  167,200   @    Quest Diagnostics, Inc.                             16,093,000
  198,400   @    Wellpoint Health Networks Inc                       23,200,400
                                                                    -----------
                                                                     53,886,875
                                                                    -----------
                  Internet: 5.26%

  202,700   @    Art Technology Group, Inc.                          12,719,425
  248,900   @    i2 Technologies, Inc.                               42,313,000
                                                                    -----------
                                                                     55,032,425
                                                                    -----------

                 Manufacturing: 1.25%
  383,700   @    Applied Films Corp.                                 13,045,800
                                                                    -----------
                 Oil and Gas Producers: 1.22%
  415,900   @    Triton Energy Ltd.                                  12,788,925
                                                                    -----------
                 Oil and Gas Services: 2.60%
  518,600   @    BJ Services Co.                                     27,194,088
                                                                    -----------
                 Pharmaceuticals: 8.05%
  383,600   @    Celgene Corp.                                       24,694,250
  500,400   @    IVAX Corp.                                          21,767,400
  405,800   @    Vertex Pharmaceuticals, Inc.                        37,783,784
                                                                    -----------
                                                                     84,245,434
                                                                    -----------
                 Retail: 4.04%
  578,700   @    CDW Computer Centers, Inc.                          37,289,981
  149,700   @    Christopher & Banks Corp.                           4,958,813
                                                                    -----------
                                                                     42,248,794
                                                                    -----------
                 Semiconductors: 8.82%
  702,600   @    Applied Micro Circuits Corp.                        53,661,075
  610,600   @    International Rectifier Corp.                       27,248,025
  408,600   @    OAK Technology, Inc.                                11,466,338
                                                                    -----------
                                                                     92,375,438
                                                                    -----------
                 Software: 11.61%
  678,400        Adobe Systems, Inc                                  51,600,800
  429,800   @    Mercury Interactive Corp.                           47,707,800
  357,300   @    Nvidia Corp.                                        22,202,845
                                                                    -----------
                                                                    121,511,445
                                                                    -----------
                 Telecommunications: 17.76%
  421,500   @    Digital Lightwave, Inc.                             21,364,781
  254,900   @    Emulex Corp.                                        37,438,437
  405,700   @    Natural Microsystems Corp.                          18,332,569
  246,600        Newport Corp.                                       28,162,490
  567,000   @    Powerwave Technologies, Inc.                        27,286,875
  427,600        Scientific-Atlanta, Inc.                            29,263,875
  250,800   @    Tollgrade Communications, Inc.                      24,014,100
                                                                    -----------
                                                                    185,863,127
                                                                    -----------
                 Total Common Stocks
                  (Cost $833,047,299)                               979,057,962

Principal
 Amount                                                                Value
--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS: 5.02%
               Repurchase Agreement: 5.02%
$52,565,000    State Street Bank & Trust Repurchase Agreement,
               6.450% due 11/01/00 (Collateralized by
               $2,350,000 U.S. Treasury Bonds, 8.750% Due
               11/15/08 Value $2,620,250, $22,870,000
               U.S. Treasury Bonds, 8.750%, Due 11/15/08,
               Value $25,500,050, $25,190,000 U.S.
               Treasury Notes, 6.125%, Due 08/31/02, Value
               $25,504,875)                                       $  52,565,000
                                                                 --------------
               Total Short-Term Investments
                (Cost $52,565,000)                                   52,565,000
                                                                 --------------
               Total Investments in Securities
                (Cost $ 885,612,299)*            98.56%           1,031,622,962
               Other Assets and
                Liabilities-Net                   1.44%              15,090,678
                                                ------           --------------
                 Net Assets                     100.00%          $1,046,713,640
                                                ======           ==============

@    Non-income producing security
*    Cost for federal income tax purposes is $ 840,239,457.

     Net unrealized appreciation consists of:
               Gross Unrealized Appreciation                     $ 180,740,824
               Gross Unrealized Depreciation                       (41,922,319)
                                                                 -------------
               Net Unrealized Appreciation                       $ 138,818,505
                                                                 =============

                 See Accompanying Notes to Financial Statements

Pilgrim
Research Enhanced
Index Fund
                PORTFOLIO OF INVESTMENTS as of October 31, 2000
--------------------------------------------------------------------------------
   Shares                                                            Value
--------------------------------------------------------------------------------
 COMMON STOCKS: 99.92%
                Aerospace/Defense: 0.58%
   8,400        Boeing Co.                                           $  569,625
   7,900        Goodrich (B.F.) Co.                                     323,406
   2,000        Lockheed Martin Corp.                                    71,700
   5,600        United Technologies Corp.                               390,950
                                                                     ----------
                                                                      1,355,681
                                                                     ----------
                Airlines: 0.37%
   8,100   @    AMR Corp.                                               265,275
   2,100        Continental Airlines, Inc.                              110,250
     600        Delta Air Lines, Inc.                                    28,350
   3,600   @    Northwest Airlines Corp.                                102,600
  12,900        Southwest Airlines                                      367,650
                                                                     ----------
                                                                        874,125
                                                                     ----------
                Apparel: 0.25%
   6,800   @    Jones Apparel Group, Inc.                               189,125
  10,200        Nike, Inc.                                              407,362
                                                                     ----------
                                                                        596,487
                                                                     ----------
                Auto Manufacturers: 1.41%
  65,900        Ford Motor Co.                                        1,721,636
  22,900        General Motors Corp.                                  1,422,662
   3,700        Paccar, Inc.                                            155,631
                                                                     ----------
                                                                      3,299,929
                                                                     ----------
                Auto Parts & Equipment: 0.27%
   6,700        Dana Corp.                                              148,656
  23,900        Delphi Automotive Systems                               374,931
   6,400        Visteon Corp.                                           113,200
                                                                     ----------
                                                                        636,787
                                                                     ----------

                Banks: 3.04%
   9,500        Amsouth Bancorporation                                  132,406
  21,800        Bank of America Corp.                                 1,047,762
  35,000        Bank One Corp.                                        1,277,500
   4,200        Banknorth Group, Inc.                                    76,125
     600        Chase Manhattan Corp.                                    27,300
     100        Comerica, Inc.                                            6,031
   2,900        Compass Bancshares, Inc.                                 52,744
   4,400        First Tennessee National Corp.                          101,200
  27,000        First Union Corp.                                       818,438
  12,700        Fleet Boston Financial Corp.                            482,600
   4,500        Hibernia Corp.                                           53,719
  16,500        KeyCorp                                                 407,344
   1,000        Marshall & Ilsley Corp.                                  45,312
   6,000        National Commerce  Bancorp                              127,500
  10,700        PNC Financial Services Group                            715,562
   6,400        Regions Financial Corp.                                 150,800
   5,600        SouthTrust Corp.                                        181,300
   5,000        Summit Bancorp                                          187,500
   2,500        TCF Financial Corp.                                     101,094
  43,600        U.S. Bancorp                                          1,054,575
   1,800        Wells Fargo & Co.                                        83,362
                                                                     ----------
                                                                      7,130,174
                                                                     ----------
                Beverages: 1.23%
     100        Anheuser-Busch Companies, Inc.                            4,575
  32,900        Coca-Cola Co.                                         1,986,338
  18,700        PepsiCo, Inc.                                           905,781
                                                                     ----------
                                                                      2,896,694
                                                                     ----------
                Biotechnology: 0.47%
  14,300   @    Amgen, Inc.                                             828,506
   1,000   @    Genzyme Corp.--
                General Division                                         71,000
   2,200   @    Human Genome Sciences, Inc.                             194,460
                                                                     ----------
                                                                      1,093,966
                                                                     ----------
                Chemicals: 1.10%
  13,700        Air Products &
                Chemicals, Inc.                                         511,181
  27,800        Dow Chemical Co.                                        851,375
  10,500        PPG Industries, Inc.                                    468,563
   9,800        Praxair, Inc.                                           365,050
  13,000        Rohm & Haas Co.                                         390,812
                                                                     ----------
                                                                      2,586,981
                                                                     ----------
                Commercial Services: 0.20%
  39,000        Cendant Corp.                                        $  468,000
                                                                     ----------
                Computers: 7.37%
     700   @    Apple Computer, Inc.                                     13,694
  48,200        Compaq Computer Corp.                                 1,465,762
  56,200   @    Dell Computer Corp.                                   1,657,900
  39,400        EMC Corp.                                             3,509,062
  31,600        Hewlett-Packard Co.                                   1,467,425
  28,100        International Business Machines                       2,767,850
   1,800        NCR Corp.                                                77,625
  18,700   @    Seagate Technology, Inc.                              1,306,663
  39,847   @    Sun Microsystems, Inc.                                4,418,036
   4,500   @    Veritas Software Corp.                                  634,570
                                                                     ----------
                                                                     17,318,587
                                                                     ----------
                Cosmetics/Personal Care: 1.87%
   3,700        Estee Lauder Cos., Inc.                                 171,819
  40,200        Gillette Co.                                          1,401,975
   9,700        Kimberly-Clark Corp.                                    640,200
  30,500        Procter & Gamble Co.                                  2,178,844
                                                                     ----------
                                                                      4,392,838
                                                                     ----------
                Distribution/Wholesale
                Total: 0.06%
   4,400        W.W. Grainger, Inc.                                     140,525
                                                                     ----------

                 See Accompanying Notes to Financial Statements

Pilgrim
Research Enhanced
Index Fund
                PORTFOLIO OF INVESTMENTS as of October 31, 2000
--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
                  Diversified Financial
                  Services: 8.09%
   10,400         American Express Co.                               $  624,000
   21,500         Associates First Capital Corp.                        798,188
    2,000         Bear Stearns Cos., Inc.                               121,250
    9,000         Capital One Financial Corp.                           568,125
    9,600         CIT Group, Inc.                                       167,400
  100,700         Citigroup, Inc.                                     5,299,338
    5,900         Countrywide Credit Ind., Inc.                         220,881
    2,500         Edwards (A.G.), Inc.                                  126,875
   26,400         Fannie Mae                                          2,032,800
    7,200         Franklin Resources, Inc.                              308,448
   23,100         Freddie Mac                                         1,386,000
   10,600         Goldman Sachs Group, Inc.                           1,058,013
   13,800         Household Int'l, Inc.                                 694,312
    1,600         Legg Mason, Inc.                                       83,100
    7,400         Lehman Brothers Holdings, Inc.                        477,300
    7,600         MBNA Corp.                                            285,475
   26,200         Merrill Lynch & Co.                                 1,834,000
   26,000         Morgan Stanley Dean Witter & Co.                    2,088,125
      600         Price (T Rowe) Associates                              28,087
    7,800         Providian Financial Corp.                             811,200
                                                                     ----------
                                                                     19,012,917
                                                                     ----------
                  Electric: 2.34%
    5,000         Ameren Corp.                                          198,750
   11,600         American Electric Power                               481,400
    7,800         Cinergy Corp.                                         238,875
    7,100         CMS Energy Corp.                                      191,700
    7,300         Consolidated Edison, Inc.                             256,869
   15,900         CP&L Energy, Inc.                                     640,969
    8,400         DTE Energy Co.                                        303,450
    9,100         Edison Int'l                                          217,262
   13,000         Entergy Corp.                                         498,062
    6,300         FPL Group, Inc.                                       415,800
    5,900         GPU, Inc.                                             195,069
    4,900         NiSource, Inc.                                        122,194
   14,000         PG&E Corp.                                            377,125
    4,600         Pinnacle West Capital Corp.                           199,812
    5,800         Public Service Enterprise Group                       240,700
   13,500         TXU Corp.                                             500,344
    6,400         Wisconsin Energy Corp.                                120,400
   11,400         XCEL Energy, Inc.                                     291,413
                                                                     ----------
                                                                      5,490,194
                                                                     ----------
                  Electrical Components & Equipment: 0.08%
    2,600         Emerson Electric Co.                                  190,938
                                                                     ----------
                  Electronics: 0.19%
    3,400    @    Johnson Controls, Inc.                                202,725
    5,200         Parker Hannifin Corp.                                 215,150
      200         PE Corp.-PE Biosystems Group                           23,400
                                                                     ----------
                                                                        441,275
                                                                     ----------
                  Environment Control: 0.02%
    2,300         Waste Management, Inc.                                 46,000
                                                                     ----------
                  Food: 2.27%
   11,900         Albertson's, Inc.                                     281,881
    2,400         Campbell Soup Co.                                      70,200
   11,100         General Mills, Inc.                                   463,425
   15,200         Heinz (H.J.) Co.                                      637,450
   17,800         Kellogg Co.                                           451,675
   37,000    @    Kroger Co.                                            834,813
    5,300         Quaker Oats Co.                                       432,281
   16,100         Safeway, Inc.                                         880,469
   25,100   @@    Unilever NV                                         1,275,394
                                                                     ----------
                                                                      5,327,588
                                                                     ----------
                  Forest Products & Paper: 0.36%
    6,500         Georgia-Pacific                                       174,688
   15,400         International Paper Co.                               564,025
    2,200         Temple-Inland, Inc.                                    98,450
                                                                     ----------
                                                                        837,163
                                                                     ----------
                  Healthcare-Products: 1.86%
    4,600         Bard (C.R.), Inc.                                     192,625
    4,700         Baxter Int'l, Inc.                                    386,281
   13,400         Becton, Dickinson & Co.                               448,900
   18,600    @    Boston Scientific Corp.                               296,437
    8,200    @    Guidant Corp.                                         434,087
   16,100         Johnson & Johnson                                   1,483,213
   14,600         Medtronic, Inc.                                       792,963
    5,900         ST Jude Medical, Inc.                                 324,500
                                                                     ----------
                                                                      4,359,006
                                                                     ----------
                  Healthcare-Services: 0.66%
   24,300         HCA -- The Healthcare Co.                             970,481
   14,500    @    Tenet Healthcare Corp.                                570,032
                                                                     ----------
                                                                      1,540,513
                                                                     ----------
                  Household Products/Wares: 0.16%
    8,500         Clorox Co.                                            379,313
                                                                     ----------

                  Insurance: 4.01%
    2,400         Aetna, Inc.                                           138,750
    6,700         Aflac, Inc.                                           489,519
   27,000         Allstate Corp.                                      1,086,750
    3,800         AMBAC Financial Group, Inc.                           303,287
    5,500         American General Corp.                                442,750
   29,300         American Int'l Group                                2,871,400
    9,500         AON Corp.                                             393,656
    7,400         Cigna Corp.                                           902,430
   10,800         Hartford Financial Services                           803,925
   13,000    @    John Hancock Financial Services                       411,125
    6,400         Lincoln National Corp.                                309,600
    5,300         MBIA, Inc.                                            385,244
   24,000    @    Metlife, Inc                                          663,000
    6,700         Torchmark Corp.                                       223,194
                                                                     ----------
                                                                      9,424,630
                                                                     ----------
                  Internet: 1.65%
   44,600    @    America Online, Inc.                                2,249,178
   11,600    @    Charles Schwab Corp.                                  407,450
   12,400    @    E*TRADE Group, Inc.                                   180,575
    3,600         Network Associates, Inc.                               69,300
   18,800    @    TD Waterhouse Group                                   311,375
    4,900         Tibco Software, Inc.                                  308,700
    6,100    @    Yahoo, Inc.                                           357,613
                                                                     ----------
                                                                      3,884,191
                                                                     ----------
                  Iron/Steel: 0.03%
    3,900         Allegheny Technologies, Inc.                           78,975
                                                                     ----------
                  Lodging: 0.30%
    6,400         Hilton Hotels Corp.                                    60,800
   10,000         Marriott Int'l, Inc.                                  405,000
    7,900         Starwood Hotels & Resorts Worldwide                   234,038
                                                                     ----------
                                                                        699,838
                                                                     ----------
                  Machinery-Construction & Mining: 0.26%
   17,100         Caterpillar, Inc.                                     599,569
                                                                     ----------
                  Machinery Diversified: 0.16%
    2,200         Dover Corp.                                            93,363
    7,100         Ingersoll-Rand Co.                                    268,025
      500         Rockwell Int'l Corp.                                   19,656
                                                                     ----------
                                                                        381,044
                                                                     ----------

                 See Accompanying Notes to Financial Statements

Pilgrim
Research Enhanced
Index Fund
                PORTFOLIO OF INVESTMENTS as of October 31, 2000
--------------------------------------------------------------------------------
   Shares                                                              Value
--------------------------------------------------------------------------------
                  Media: 3.44%
   36,800    @    AT&T-Liberty Media Group                           $  662,400
   34,200    @    Comcast Corp.                                       1,393,650
   20,200         Disney (Walt) Co.                                     723,413
    4,000    @    Fox Entertainment Group, Inc.                          86,000
   10,200         Gannett Co., Inc.                                     591,600
    8,600         Gemstar-TV Guide
                  International, Inc.                                   589,637
    4,300         Knight Ridder, Inc.                                   216,075
    3,800         New York Times Co.                                    139,650
   32,200         Time Warner, Inc.                                   2,444,302
   21,500    @    Viacom, Inc.                                        1,222,813
                                                                     ----------
                                                                      8,069,540
                                                                     ----------
                  Mining: 0.44%
   36,000         Alcoa, Inc.                                         1,032,750
                                                                     ----------
                                                                      1,032,750
                                                                     ----------
                  Miscellaneous Manufacturing: 7.03%
    3,800         Cooper Industries, Inc.                               145,350
    4,300         Eastman Kodak Co.                                     192,962
    3,900         Eaton Corp.                                           265,444
  201,900         General Electric Co.                               11,066,644
   17,700         Honeywell Int'l, Inc.                                 952,481
   11,500         Illinois Tool Works                                   638,969
    9,800         ITT Industries, Inc.                                  319,112
   51,400   @@    Tyco Int'l, Ltd.                                    2,913,738
                                                                     ----------
                                                                     16,494,700
                                                                     ----------
                  Oil & Gas Producers: 5.82%
    5,800         Anadarko Petroleum Corp.                              371,490
    2,400         Apache Corp.                                          132,750
   18,900         Chevron Corp.                                       1,552,162
   11,400         Conoco Inc.                                           309,938
    2,100         Devon Energy Corp.                                    105,840
      800         Diamond Offshore Drilling                              27,650
    1,700         Ensco International, Inc.                              56,525
   73,200         Exxon Mobil Corp.                                   6,528,525
   10,300    @    Global Marine Inc.                                    272,950
   53,000   @@    Royal Dutch
                  Petroleum Co.                                       3,146,875
   19,800         Texaco, Inc.                                        1,169,438
                                                                     ----------
                                                                     13,674,143
                                                                     ----------
                  Oil & Gas Services: 0.47%
    9,700         Baker Hughes, Inc.                                    333,437
    7,600    @    Cooper Cameron Corp.                                  414,200
    9,900         Halliburton Co.                                       366,919
                                                                     ----------
                                                                      1,114,556
                                                                     ----------
                  Packaging & Containers: 0.06%
    9,600    @    Smurfit-Stone Container Corp.                         129,600
                                                                     ----------
                  Pharmaceuticals: 9.17%
   25,200         Abbott Laboratories                                 1,330,875
    2,500    @    Alza Corp.                                            202,344
   27,700         American Home Products Corp.                        1,758,950
   34,300         Bristol-Myers Squibb Co.                            2,090,156
   29,300         Eli Lilly & Co.                                     2,618,687
    2,000         Forest Laboratories -- Class A                        265,000
   50,200         Merck & Co., Inc.                                   4,514,863
  114,000         Pfizer Inc.                                         4,923,375
   31,100         Pharmacia Corp.                                     1,710,500
   41,400         Schering-Plough Corp.                               2,139,863
                                                                     ----------
                                                                     21,554,613
                                                                     ----------
                  Pipelines: 0.44%
    1,400         Columbia Energy Group                                 100,713
    5,300         Dynegy, Inc.                                          245,456
    2,800         EL Paso Energy Corp.                                  175,525
      700         Enron Corp.                                            57,444
   10,600         Williams Cos., Inc.                                   443,212
                                                                     ----------
                                                                      1,022,350
                                                                     ----------
                  Retail: 4.64%
   10,700    @    Best Buy Co., Inc.                                    537,006
    4,000         Costco Wholesale Corp.                                146,500
    9,600    @    Federated Department Stores, Inc.                     312,600
   38,200         Gap, Inc.                                             986,037
   48,600         Home Depot, Inc.                                    2,089,800
    2,600         Kohl's Corp.                                          140,887
   15,600         Limited, Inc.                                         393,900
   12,100         Lowe's Cos.                                           552,819
   16,300         May Department Stores Co.                             427,875
   17,000         McDonald's Corp.                                      527,000
      100         Sears, Roebuck, and Co.                                 2,973
   39,600         Target Corp.                                        1,093,950
   16,200         TJX Cos., Inc.                                        441,450
   71,500         Wal-Mart Stores, Inc.                               3,244,313
                                                                     ----------
                                                                     10,897,110
                                                                     ----------
                  Savings & Loans: 0.62%
    6,200         Dime Bancorp, Inc.                                    151,513
    4,000         Golden West Financial Corp.                           224,250
    3,700         Greenpoint Financial Corp.                            110,075
   21,900         Washington Mutual, Inc.                               963,600
                                                                     ----------
                                                                      1,449,438
                                                                     ----------
                  Semiconductors: 4.83%
    2,300    @    Advanced Micro Devices                                 52,038
   12,000    @    Altera Corp.                                          491,250
    8,300         Analog Devices, Inc.                                  539,500
   18,600    @    Applied Materials, Inc.                               988,125
    1,700         Broadcom Corp.                                        378,038
    3,500         Cypress Semiconductor Corp.                           131,031
  112,000         Intel Corp.                                         5,040,000
    2,800    @    Lattice Semiconductor Corp.                            81,725
    6,100         Linear Technology Corp.                               393,831
   17,000         Micron Technology, Inc.                               590,750
   11,100    @    National Semiconductor Corp.                          288,600
      700         PMC -- Sierra, Inc.                                   118,650
   34,500         Texas Instruments, Inc.                             1,692,656
    7,700    @    Xilinx, Inc.                                          557,769
                                                                     ----------
                                                                     11,343,963
                                                                     ----------
                  Software: 6.01%
    7,000         Adobe Systems, Inc.                                   532,437
   11,700         Automatic Data Processing                             764,156
    7,700    @    BEA Systems, Inc.                                     552,475
    2,600    @    Citrix Systems, Inc.                                   57,525
  115,400    @    Microsoft Corp.                                     7,948,175
    1,200         Novell, Inc.                                           10,800
  102,300         Oracle Corp.                                        3,375,900
    7,800         Parametric Technology Corp.                            96,037
    6,600    @    Siebel Systems, Inc.                                  692,587
    1,800    @    Symantec Corp.                                         70,312
                                                                     ----------
                                                                     14,100,404
                                                                     ----------

                 See Accompanying Notes to Financial Statements

Pilgrim
Research Enhanced
Index Fund
                PORTFOLIO OF INVESTMENTS as of October 31, 2000
--------------------------------------------------------------------------------
   Shares                                                             Value
--------------------------------------------------------------------------------
                   Telecommunications: 14.38%
      200    @     Allegiance Telecom,
                   Inc.                                             $     6,287
   53,200    @     AT&T Corp.                                         1,233,575
    7,175    @     Avaya, Inc.                                           96,414
   12,700          Bellsouth Corp.                                      613,569
  143,800          Cisco Systems, Inc.                                7,747,225
   20,100          Corning, Inc.                                      1,537,650
   23,500   @@@    Global Crossing, Ltd.                                555,188
   26,500          JDS Uniphase Corp.                                 2,156,437
   10,900          Level 3 Communications, Inc.                         519,794
   64,900          Lucent Technologies, Inc.                          1,512,981
   33,200          Motorola, Inc.                                       827,925
    4,100          Network Appliance, Inc.                              487,900
   19,300          Nextel Communications, Inc.                          741,844
   71,700    @@    Nortel Networks Corp.                              3,262,350
    9,900    @     Qualcomm, Inc.                                       644,583
   48,700          Qwest Communications Int'l                         2,368,037
   62,200          SBC Communications, Inc.                           3,588,162
    4,500          Sprint Corp. (FON Group)                             114,750
   21,000    @     Sprint Corp. (PCS Group)                             800,625
   12,400    @     Tellabs, Inc.                                        619,225
   51,300          Verizon Communications                             2,965,781
   58,000    @     Worldcom, Inc.                                     1,377,500
                                                                    -----------
                                                                     33,777,802
                                                                    -----------

                   Tobacco: 1.19%
   76,200          Philip Morris Cos., Inc.                           2,790,825
                                                                    -----------
                   Toys/Games/Hobbies: 0.13%
    7,400          Hasbro, Inc.                                          79,550
   17,500          Mattel, Inc.                                         226,406
                                                                    -----------
                                                                        305,956
                                                                    -----------
                   Transportation: 0.59%
   15,500          Burlington Northern Santa Fe Co.                     411,719
    1,600          C.H. Robinson Worldwide, Inc.                         87,500
    4,300    @     FedEx Corp.                                          201,498
   16,200          Norfolk Southern Corp.                               228,825
    9,600          Union Pacific Corp.                                  450,000
                                                                    -----------
                                                                      1,379,542
                                                                    -----------
                   Total Common Stocks
                    (Cost $ 224,350,431)                            234,621,220
                                                                    -----------
Principal
 Amount                                                                 Value
--------------------------------------------------------------------------------
 SHORT-TERM INVESTMENTS: 0.27%
                U.S. Government Securities: 0.03%
  (1)$65,000    U.S. Treasury Note,
                5.625%, due 02/28/01
                (cost $64,847)                                     $     64,817
                                                                   ------------
                Repurchase Agreement: 0.24%
     562,000    State Street Bank & Trust
                Repurchase Agreement,
                6.450% due 11/01/00.
                (Collateralized by
                $535,000 U.S. Treasury
                Notes, 6.375%, Due
                08/15/27 Value $574,456)                                562,000
                                                                   ------------
                Total Short-Term Investments
                (cost $626,847)                                         626,817
                                                                   ------------
                Total Investments in Securities
                (Cost $224,977,278)*                   100.19%      235,248,037
                                Other Assets and
                                  Liabilities-Net       -0.19%         (455,002)
                                                      -------      ------------
                                  Net Assets           100.00%     $234,793,035
                                                      =======      ============

----------
@    Non-income producing security
@@   Foreign Issuer
(1)  This security has been segregated as collateral for futures contracts.
* Cost for federal income tax purposes is $225,005,811. Net unrealized appreciation consists of:

          Gross Unrealized Appreciation                      $ 31,212,105
          Gross Unrealized Depreciation                       (21,596,696)
                                                             ------------
          Net Unrealized Appreciation                        $  9,615,409
                                                             ============

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------
                           TAX INFORMATION (Unaudited)
--------------------------------------------------------------------------------

Dividends paid during the fiscal year ended October 31, 2000 were as follows:

Fund Name                                 Type     Per Share Amount
---------                                 ----     ----------------
Growth + Value Fund
 All Classes                              STCG     $ 1.7419
 All Classes                              LTCG     $ 0.7190
                                                   --------
                                                   $ 2.4609
                                                   ========
Research Enhanced Index Fund
 All Classes                              STCG     $ 0.1364
 All Classes                              LTCG     $ 0.0122
                                                   --------
                                                   $ 0.1486
                                                   ========

----------
STCG -- Short-term capital gain
LTCG -- Long-term capital gain

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their Investments in the Funds. In January 2001, shareholders, excluding corporate shareholders, will receive an IRS Form 1099 DIV regarding the federal tax status of the dividends and distributions received by them in calendar 2000.

INVESTMENT MANAGER
ING Pilgrim Investments, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Pilgrim Group, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
State Street Bank & Trust
One Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1670 Broadway, Suite1000
Denver, Colorado 80202



Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

                               MAYANQ103100-122900